LONG-TERM INVESTMENT	12 Months Ended
Sep. 30, 2023
LONG-TERM INVESTMENT
LONG-TERM INVESTMENT

NOTE 8 – LONG-TERM INVESTMENT

In July 2017, Moshangfa acquired 40% ownership interest of JiuQuan Funong Biotech Co., Ltd (“Funong”) with a total investment amount of RMB3,300,000, which have been paid in the amount of RMB1,200,000 ($176,121 equivalent) in 2017, RMB1,658,750 ($253,596 equivalent) in 2018, and RMB441,250 ($64,165 equivalent) in 2019, respectively. The investment was accounted for using equity method.

Equity method investment consisted of the following:

	As of	As of
	September 30, 2023	September 30, 2022
Equity method investment:
Cost of equity method investment	452,303	463,907
Profit from equity method investment	208,527	208,255
Dividend Distribution received	(54,825)	(54,592)
Total long-term investment	$606,005	$617,570

The investment income attributable to the equity investment of $4,016, $40,196 and $69,494 for the years ended September 30, 2023, 2022 and 2021, respectively, were included in other income (expense) on the statements of operations and comprehensive income.